NOTES AND LOANS PAYABLE (Tables)	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of notes payable

	March 31, 2024	December 31, 2023
Notes and loans payable	$3,743,856	$2,280,743
Less current portion	(3,599,345)	(2,136,077)
Long-term portion	$144,511	$144,666

Schedule of maturities of long-term debt

Amount
2024 (remainder of year)	$3,599,345
2025	4,983
2026	4,983
2027	4,983
2028	4,983
Thereafter	124,579
Total	$3,743,856